Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.71875%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$500,299.98

Principal:
Principal Collections	$10,626,706.32
Prepayments in Full	$3,102,252.19
Liquidation Proceeds	$87,962.81
Recoveries	$90,508.58
Sub Total	$13,907,429.90
Collections	$14,407,729.88

Purchase Amounts:
Purchase Amounts Related to Principal	$268,767.26
Purchase Amounts Related to Interest	$1,146.31
Sub Total	$269,913.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,677,643.45

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,677,643.45
Servicing Fee	$141,724.13	$141,724.13	$0.00	$0.00	$14,535,919.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,535,919.32
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,535,919.32
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,535,919.32
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,535,919.32
Interest - Class A-4 Notes	$45,575.79	$45,575.79	$0.00	$0.00	$14,490,343.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,490,343.53
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$14,396,384.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,396,384.53
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$14,328,519.11
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,328,519.11
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$14,245,299.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,245,299.53
Regular Principal Payment	$13,566,387.06	$13,566,387.06	$0.00	$0.00	$678,912.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$678,912.47
Residual Released to Depositor	$0.00	$678,912.47	$0.00	$0.00	$0.00
Total		$14,677,643.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,566,387.06
Total					$13,566,387.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,566,387.06	$102.32	$45,575.79	$0.34	$13,611,962.85	$102.66
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$13,566,387.06	$7.22	$290,619.79	$0.15	$13,857,006.85	$7.37

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$34,614,525.45	0.2610644	$21,048,138.39	0.1587460
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$163,584,525.45	0.0870427	$150,018,138.39	0.0798241

Pool Information
Weighted Average APR	3.621%	3.643%
Weighted Average Remaining Term	19.38	18.71
Number of Receivables Outstanding	23,366	22,350
Pool Balance	$170,068,957.04	$155,810,394.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,584,525.45	$150,018,138.39
Pool Factor	0.0876013	0.0802568

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$5,792,256.29
Targeted Overcollateralization Amount	$5,792,256.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,792,256.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		122	$172,873.78
(Recoveries)		200	$90,508.58
Net Loss for Current Collection Period			$82,365.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5812%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9031%
Second Prior Collection Period			0.7904%
Prior Collection Period			0.7726%
Current Collection Period			0.6066%
Four Month Average (Current and Prior Three Collection Periods)			0.7682%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,640	$18,446,228.67
(Cumulative Recoveries)			$3,614,159.98
Cumulative Net Loss for All Collection Periods			$14,832,068.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7640%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,778.05
Average Net Loss for Receivables that have experienced a Realized Loss			$2,233.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.37%	352	$3,686,068.61
61-90 Days Delinquent	0.15%	26	$238,306.17
91-120 Days Delinquent	0.04%	5	$60,961.99
Over 120 Days Delinquent	0.64%	70	$998,829.95
Total Delinquent Receivables	3.20%	453	4,984,166.72

Repossession Inventory:
Repossessed in the Current Collection Period		10	$115,726.88
Total Repossessed Inventory		14	$164,182.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4934%
Prior Collection Period			0.4579%
Current Collection Period			0.4519%
Three Month Average			0.4677%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer